MARGIN ACCOUNTS	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Margin Deposit Disclosure [Text Block]
NOTE 8 - MARGIN ACCOUNTS

During December 31, 2014 and 2013, the Company was party to forward freight agreements and fuel swap contracts to mitigate the risk associated with volatile freight rates and fuel prices. Under the terms of these contracts, the Company was required to deposit funds in margin accounts when market values of the hedged items declines. See Note 9 for a complete discussion of these and other derivatives. The Company had approximately $440,000 on deposit in one margin account at December 31, 2014 due to the decline in market values of fuel swaps. The Company had $1,062,000 on deposit in margin accounts at December 31, 2013, also due to the decline in the market values of the items being hedged. The deposit on freight forward agreements was approximately $962,000 and the deposit on fuel swap contracts was $100,000. This margin account was required to remain on deposit as collateral until such time as the market values of the items being hedged returned to a preset limit. The margin accounts and other receivables are included in advance hire, prepaid expenses and other current assets in the consolidated balance sheets at December 31, 2014 and 2013.